AVAILABLE-FOR-SALE - MARKETABLE SECURITIES (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
AVAILABLE-FOR-SALE - MARKETABLE SECURITIES
NOTE 4 -	AVAILABLE-FOR-SALE - MARKETABLE SECURITIES

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Fair Value

Available-for-sale:
Money Market	$3,341	$-	$3,341

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Fair Value

Available-for-sale:
Money Market	$1,025	$-	$1,025
Auction Rate Securities (1)	1,900	-	1,900
	$2,925	$-	$2,925

(1)
Auction Rate Securities ("ARS") are a type of long-term bonds (usually issued for a period longer than ten years) issued by corporates, local authorities, institutions of higher education and others for securitization of assets. The ARS bear a variable interest rate, re-determined by an auction held every short period. The ARS interest held by the Company was re-determined every 7, 28 or 35 days and will mature on 2019. The ARS held by the Group were issued by SSM Health Care of Oklahoma City, Illinois and Wisconsin municipalities.

In 2012, the Group realized $100 of the ARS held for its par value and later in the year realized its entire investment for a consideration of $1,800 which approximated its book value.

In the year 2011, the Company realized $50 of the ARS held for its par value.

During the year ended December 31, 2010, the Company recorded an other-than-temporary impairment loss of $200 on Auction Rate Securities based on its estimated fair value.